Cash Flow Information - Summary of Reconciliation of Profit / Loss to Net Cash Outflow from Operating Activities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Information [Abstract]
Net loss	$ (27,864,014)	$ (46,248,261)	$ (51,860,307)	$ (13,444,393)
Adjustments for
Share based compensation	5,357,063	5,620,643	14,680,945	4,467,986
Borrowing costs	44,960	983,833	46,603	566
Fixed assets written off				2,002,399
Loss on sale of fixed assets	33,485			5,048
Software writtem off	96,596
Fair value movement in derivative (gain) / loss		(1,512,859)
Loss on equity investment securities at fair value through profit or loss			7,937,633
Foreign exchange (gain) / loss	(1,368,856)	(137,781)	(5,144,766)	79,543
Non-cash termination settlement				219,178
Depreciation & amortization expense	2,572,018	4,739,719	4,214,620	1,264,622
Government incentives			(219,557)	(36,706)
Change in operating assets and liabilities:
(Increase) in other trade receivables	232,354	(567,851)	(991,503)	(1,620,204)
Decrease /(increase) in inventories	(1,383,644)	1,202,967	166,178
Decrease/(increase) in other operating assets	2,432,642	629,315	(3,543,910)
(Increase)/decrease in deferred tax assets		(200,992)
(Decrease)/Increase in trade creditors	1,340,692	(1,368,063)	(90,690)
Increase/(decrease) in income taxes payable		107,458
Decrease/(increase) in other operating liabilities	(359,867)	523,449	5,575,399	974,760
Net cash outflow from operating activities	$ (18,866,571)	$ (36,228,423)	$ (29,229,355)	$ (6,087,201)